UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 300 West 6th Street
         Suite 1910
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1956

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     August 11, 2008


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     40

Form13F Information Table Value Total:     $324,057 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107      369     4928 SH       SOLE                     4928
AUSTRAL PAC ENERGY LTD         COM              052526100     3555  7900000 SH       SOLE                  7900000
BPZ RESOURCES INC              COM              055639108    21452   729632 SH       SOLE                   729632
CGG VERITAS                    SPONSORED ADR    204386106    21013   445102 SH       SOLE                   445102
CHESAPEAKE ENERGY CORP         COM              165167107    13003   197140 SH       SOLE                   197140
CIMAREX ENERGY CO              COM              171798101     2060    29568 SH       SOLE                    29568
COMPLETE PRODUCTION SERVICES   COM              20453E109     1630    44746 SH       SOLE                    44746
DENBURY RES INC                COM NEW          247916208    11421   312907 SH       SOLE                   312907
DEVON ENERGY CORP NEW          COM              25179M103     1184     9856 SH       SOLE                     9856
ENCANA CORP                    COM              292505104     4481    49280 SH       SOLE                    49280
ENCORE ACQUISITION CO          COM              29255W100    12598   167552 SH       SOLE                   167552
ENERGY XXI (BERMUDA) LTD       COM SHS          G10082108     2366   341872 SH       SOLE                   341872
FOREST OIL CORP                COM PAR $0.01    346091705     2585    34693 SH       SOLE                    34693
GREY WOLF INC                  COM              397888108      399    44155 SH       SOLE                    44155
HERCULES OFFSHORE INC          COM              427093109    13992   368023 SH       SOLE                   368023
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107     4505   267337 SH       SOLE                   267337
MARINER ENERGY INC             COM              56845T305     5648   152779 SH       SOLE                   152779
MCMORAN EXPLORATION CO         COM              582411104    14251   517827 SH       SOLE                   517827
METHANEX CORP                  COM              59151K108     2762    98560 SH       SOLE                    98560
NABORS INDUSTRIES LTD          SHS              G6359F103     3154    64064 SH       SOLE                    64064
NATIONAL OILWELL VARCO INC     COM              637071101     1312    14786 SH       SOLE                    14786
NEWFIELD EXPL CO               COM              651290108    15615   239304 SH       SOLE                   239304
NEXEN INC                      COM              65334H102    16161   406560 SH       SOLE                   406560
NOBLE CORPORATION              SHS              G65422100    29394   452489 SH       SOLE                   452489
OCEANEERING INTL INC           COM              675232102    11391   147840 SH       SOLE                   147840
OIL STS INTL INC               COM              678026105    22197   349888 SH       SOLE                   349888
PARKER DRILLING CO             COM              701081101     3453   344960 SH       SOLE                   344960
PETROHAWK ENERGY CORP          COM              716495106      593    12813 SH       SOLE                    12813
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     3491    49280 SH       SOLE                    49280
RANGE RES CORP                 COM              75281A109     1938    29568 SH       SOLE                    29568
ST MARY LD & EXPL CO           COM              792228108     4778    73920 SH       SOLE                    73920
SUNTECH PWR HLDGS CO LTD       ADR              86800C104     1661    44351 SH       SOLE                    44351
TENARIS S A                    SPONSORED ADR    88031M109     9274   124481 SH       SOLE                   124481
TIDEWATER INC                  COM              886423102    10071   154872 SH       SOLE                   154872
TRANSOCEAN INC NEW             SHS              G90073100    27786   182336 SH       SOLE                   182336
TRINA SOLAR LIMITED            SPON ADR         89628E104      767    25034 SH       SOLE                    25034
VAALCO ENERGY INC              COM NEW          91851C201      104    12221 SH       SOLE                    12221
XTO ENERGY INC                 COM              98385X106    18231   266112 SH       SOLE                   266112
YANZHOU COAL MNG CO LTD        SPON ADR H SHS   984846105     2108    22669 SH       SOLE                    22669
YINGLI GREEN ENERGY HLDG CO    ADR              98584B103     1304    81927 SH       SOLE                    81927